Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Apr. 26, 2017	Feb. 29, 2016	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2019	Feb. 28, 2018	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2023	Feb. 28, 2022	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.71			$ 11,155.59		$ 15,622.67		$ 16,663.64		$ 18,741.64		$ 31,453.00		$ 27,519.21		$ 21,735.11		$ 34,197.76		$ 39,176.86	$ 43,035.27
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			11,712.26		16,282.42		17,237.22		19,258.50		32,083.01		27,826.37		21,811.59		34,076.60		38,742.87	42,246.51
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			11,834.09		16,621.96		17,782.62		20,070.55		33,786.53		29,641.60		23,480.63		37,052.00		42,566.72	46,903.12
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			11,837.81		16,626.08		17,788.92		20,104.10		33,862.69		29,734.47		23,574.57		37,232.85		42,817.06	47,205.97
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,450.09			12,761.04		13,982.52		13,404.29		12,082.17		14,988.52		17,855.80		17,207.80		18,525.45		21,035.26	25,318.24
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			13,407.73		14,577.29		13,866.07		12,365.75		15,163.00		17,887.37		17,064.93		18,173.39		20,451.46	24,340.95
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			13,469.22		14,736.33		14,097.44		12,676.81		15,695.97		18,663.70		17,955.73		19,285.42		21,861.60	26,239.13
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			13,532.32		14,877.99		14,316.80		12,948.83		16,104.54		19,258.49		18,614.80		20,110.01		22,922.42	27,660.63
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 11,152.46			$ 10,723.49		$ 9,698.85		$ 12,062.52		$ 14,417.48		$ 13,935.27		$ 15,044.00		$ 17,151.18		$ 20,699.90
PGIM STRATEGIC BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,675.08			11,223.58		11,878.87		12,250.70		13,524.93		13,966.56		13,604.78		12,405.42		13,335.13		14,450.75	15,463.18
PGIM STRATEGIC BOND FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			11,511.96		12,082.92		12,379.81		13,551.29		13,889.13		13,437.88		12,154.11		12,963.38		13,939.44	14,798.39
PGIM STRATEGIC BOND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			11,628.81		12,329.07		12,773.07		14,142.82		14,656.69		14,338.08		13,116.03		14,145.91		15,380.16	16,509.17
PGIM STRATEGIC BOND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	10,000.00		10,512.11			10,907.03		12,078.64		12,520.69		12,240.25		11,200.25		12,083.12		13,156.77		14,110.41
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,577.525330128043		12,497.52393446161	12,119.321232087163	14,634.686930185493	13,112.241229346066	15,319.549470247975	17,215.09723059657	16,574.65994440005	20,036.496895178672	21,760.91619397025	18,495.393874941765	25,327.33471768018	24,127.68137713572	23,379.287999126296	28,568.660043482676	30,498.83746630881	33,422.91276600531	36,112.50105955459	42,248.56786558022
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	9,978.7836982969		10,141.524311456773	10,295.085886169523	10,192.751838991386	11,497.841017160832	10,515.836275390777	11,656.913476324606	11,744.381250802997	11,348.67945952334	11,906.864590425957	10,245.381968124255	11,592.021325296662	10,586.237293870225	10,465.066590689887	11,201.111614672714	10,813.230640875701	11,902.345247984864	11,441.289285455583	12,157.558985411591
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index
Accumulated Value		10,000			12,215.075220354038		15,404.949456043836		16,424.98908578261		18,906.371836093214		27,273.44449814699		30,696.210796439656		26,601.37015662173		38,819.06227553949		46,484.93858431193	53,356.41789556121
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value	10,000	10,000	10,906.79369875185		12,912.613354963243	11,251.43626778028	13,913.895348500446	11,312.162637032972	14,353.558990313772	13,825.833274851047	14,431.028168700548	15,898.839572572255	17,637.740531766656	15,452.082292853132	20,282.293411370138	17,617.579570305297	19,712.361109734687	20,392.935246793295	22,474.90556855032	24,136.58065941974	26,015.451901790293	30,791.254207388047
Bloomberg Intermediate US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Intermediate US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 9,942.813901950452		$ 10,089.21414689258	$ 10,276.795848859507	$ 10,099.151230328338	$ 11,140.695097534477	$ 10,438.384592563183	$ 11,369.763796533782	$ 11,315.867490882752	$ 11,073.996000215084	$ 11,548.53798599025	$ 10,274.309496759857	$ 11,248.119640284558	$ 10,653.91059941129	$ 10,435.859145932698	$ 11,302.902545778155	$ 10,821.4289635599	$ 12,046.213718157745	$ 11,480.625432311905	$ 12,235.6241695991